Fair Value Measurements (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurements
Financial liabilities			$ 10,390
Transfers between level 1 and level 2	$ 0	$ 0	0
Transfers level 2 and level 3	0	0	0
Transfers into or out of level 3	0	0	0
Private placement warrants
Fair Value Measurements
Financial liabilities	1,596	990
Note payable
Fair Value Measurements
Financial liabilities			7,756
Research and development license consideration
Fair Value Measurements
Financial liabilities			2,634
Cash equivalents
Fair Value Measurements
Financial assets	87,527	97,913
Level 1 | Cash equivalents
Fair Value Measurements
Financial assets	87,527	97,913
Level 2 | Private placement warrants
Fair Value Measurements
Financial liabilities	$ 1,596	$ 990
Level 3
Fair Value Measurements
Financial liabilities			10,390
Level 3 | Note payable
Fair Value Measurements
Financial liabilities			7,756
Level 3 | Research and development license consideration
Fair Value Measurements
Financial liabilities			$ 2,634